Trade and other payables and accrued expenses	12 Months Ended
Dec. 31, 2024
Trade and other payables and accrued expenses
Trade and other payables and accrued expenses

12.Trade and other payables and accrued expenses

	As of
	December 31,
In CHF thousands	2024	2023
Trade and other payables	2,658	1,679
Total trade and other payables	2,658	1,679

Accrued research and development costs	6,505	4,722
Accrued payroll expenses	4,176	4,649
Other accrued expenses	1,417	1,716
Total accrued expenses	12,098	11,087

The increase in trade payables and accrued research and development costs is primarily due to higher operating expenses in 2024 compared to the previous year.